Certain Risks and Concentrations (Details Textual)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Certain Risks And Concentrations (Textual)
Concentration risk, customer	each customer that accounted for 10% or more of the Company's revenue	each customer that accounted for 10% or more of the Company's revenue
Concentration risk, supplier	No supplier accounted for 10	No supplier accounted for 10